Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total Non-PEO NEO’s(3) ($)	Average Compensation Actually Paid to Non-PEO NEO’s(4) ($)	TSR(5) ($)	Peer Group TSR(6) ($)	Net Income (Loss) (in thousands)(7) ($)	Adjusted EPS(8) ($)
2024	2,039,597	3,011,597	1,316,925	1,600,609	434.47	133.76	35,921	1.98
2023	1,381,818	6,199,680	1,172,988	2,206,158	363.79	130.87	55,229	2.08
2022	2,116,809	4,926,410	1,039,128	1,823,658	270.24	97.55	108,682	2.92
2021	5,833,933	8,980,311	1,537,303	2,836,783	204.49	120.41	60,731	1.81
2020	1,070,965	1,330,709	1,273,190	1,342,031	114.58	106.29	(42,718)	0.54

(1)	Reflects compensation amounts reported in the Summary Compensation Table (the “SCT”) for our PEO, David R. Parker, for the respective years shown.
(2)

To calculate the compensation actually paid for our PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown:

PEO Total Compensation Amount	$ 2,039,597	$ 1,381,818	$ 2,116,809	$ 5,833,933	$ 1,070,965
PEO Actually Paid Compensation Amount	$ 3,011,597	6,199,680	4,926,410	8,980,311	1,330,709
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Deduct Stock and Option Awards Reported in the Summary Compensation Table ($)	Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY ($)	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY ($)	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY ($)	Deduct Fair Value of Awards Forfeited During the Covered FY ($)	Average Compensation Actually Paid to PEO ($)
2024	2,039,597	-	-	-	972,000	-	3,011,597
2023	1,381,818	-	-	4,974,000	(156,138)	-	6,199,680
2022	2,116,809	-	-	2,746,882	62,719	-	4,926,410
2021	5,833,933	(3,939,000)	5,025,000	1,855,479	204,899	-	8,980,311
2020	1,070,965	-	-	263,780	17,053	(21,089)	1,330,709

(3)	The following non-PEO NEOs are included in the average figures shown:
2024: M. Paul Bunn, Tripp Grant, Dustin Koehl, and Joey Ballard.
2023: M. Paul Bunn, Tripp Grant, Samuel F. Hough, Lynn Doster, and Joey B. Hogan.
2022: M. Paul Bunn, Tripp Grant, Joey B. Hogan, Samuel F. Hough, and Lynn Doster.
2021: M. Paul Bunn, Tripp Grant, Joey B. Hogan, Samuel F. Hough, Lynn Doster, and John A. Tweed.
2020: M. Paul Bunn, Joey B. Hogan, Samuel F. Hough, John A. Tweed, and Richard B. Cribbs.

Non-PEO NEO Average Total Compensation Amount	$ 1,316,925	1,172,988	1,039,128	1,537,303	1,273,190
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,600,609	2,206,158	1,823,658	2,836,783	1,342,031
Adjustment to Non-PEO NEO Compensation Footnote
(4)

To calculate the compensation actually paid for our PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Stock and Option Awards Reported in the Summary Compensation Table ($)	Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY ($)	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY ($)	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY ($)	Deduct Fair Value of Awards Forfeited During the Covered FY ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,316,925	(549,997)	634,101	114,669	223,353	(138,442)	1,600,609
2023	1,172,988	(359,004)	355,613	795,208	241,353	-	2,206,158
2022	1,039,128	(143,751)	221,960	594,990	111,330	-	1,823,658
2021	1,537,303	(821,218)	1,082,822	902,448	135,428	(140,322)	2,836,783
2020	1,273,190	(642,638)	640,603	101,476	6,052	(36,651)	1,342,031

(5)	The total stockholder return assumes that $100 was invested on December 31, 2019 in the Company and that dividends were reinvested when and as paid.

(6)

The total stockholder return assumes that $100 was invested on December 31, 2019 in the NASDAQ Transportation Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, and that dividends were reinvested when and as paid.

(7)

Reflects net income (loss) in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

(8)	Our company-selected measure is Adjusted EPS, which is calculated based on our diluted earnings per share, adjusted for amortization of intangibles and certain non-recurring charges and gains.

Compensation Actually Paid vs. Total Shareholder Return

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the cumulative total stockholder return of the Company and the NASDAQ Transportation Index for 2024, 2023, 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Net Income

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s net income (loss) for 2024, 2023, 2022, 2021 and 2020 is represented by the graph below:

Compensation Actually Paid vs. Company Selected Measure

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s Adjusted EPS for 2024, 2023, 2022, 2021, and 2020 is represented by the graph below:

Tabular List, Table

Tabular Disclosure of the Most Important Measures to Link Compensation Actually Paid for 2024 to Company Performance

The following financial metrics were the most important measures used to link compensation actually paid for 2024 to Company Performance.

Adjusted Earnings Per Share
Adjusted Operating Income
EBITDA

Total Shareholder Return Amount	$ 434.47	363.79	270.24	204.49	114.58
Peer Group Total Shareholder Return Amount	133.76	130.87	97.55	120.41	106.29
Net Income (Loss)	$ 35,921	$ 55,229,000	$ 108,682,000	$ 60,731,000	$ (42,718,000)
Company Selected Measure Amount	1.98	2.08	2.92	1.81	0.54
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (3,939,000)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	5,025,000	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,974,000	2,746,882	1,855,479	263,780
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	972,000	(156,138)	62,719	204,899	17,053
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(21,089)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(549,997)	(359,004)	(143,751)	(821,218)	(642,638)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	634,101	355,613	221,960	1,082,822	640,603
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,669	795,208	594,990	902,448	101,476
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,353	241,353	111,330	135,428	6,052
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (138,442)	$ 0	$ 0	$ (140,322)	$ (36,651)